            As filed with the Securities and Exchange Commission on May 14, 2012

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO.133 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 135 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                      LVIP Baron Growth Opportunities Fund
                            LVIP Capital Growth Fund
                  LVIP Cohen & Steers Global Real Estate Fund
                     LVIP Columbia Value Opportunities Fund
                      LVIP Delaware Growth and Income Fund
                      LVIP Delaware Social Awareness Fund
                    LVIP Delaware Special Opportunities Fund
                      LVIP Janus Capital Appreciation Fund
                       LVIP MFS International Growth Fund
                              LVIP MFS Value Fund
                            LVIP Mid-Cap Value Fund
                     LVIP Mondrian International Value Fund
                   LVIP SSgA Developed International 150 Fund
                      LVIP SSgA Emerging Markets 100 Fund
                         SSgA International Index Fund
                          LVIP SSgA Large Cap 100 Fund
                          LVIP SSgA S&P 500 Index Fund
                         LVIP SSgA Small-Cap Index Fund
                        LVIP SSgA Small-Mid Cap 200 Fund
                      LVIP T. Rowe Price Growth Stock Fund
               LVIP T. Rowe Price Structured Mid-Cap Growth Fund
                           LVIP Templeton Growth Fund
                        LVIP Turner Mid-Cap Growth Fund
                     LVIP Wells Fargo Intrinsic Value Fund

                           Daniel R. Hayes, President
                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Jill R. Whitelaw, Esquire
                            Lincoln Financial Group
                           150 N. Radnor-Chester Road
                                Radnor, PA 19087
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

It is proposed that this filing will become effective:

/ X /  immediately upon filing pursuant to paragraph (b)

/ /  on April 30, 2012 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the Funds' prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 133 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 14th day of May, 2012.

         LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

         By: /s/ Daniel R. Hayes
         ------------------------------------
         Daniel R. Hayes
         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on May 14, 2012.

Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
Daniel R. Hayes                  (Principal Executive Officer)
/s/ William P. Flory, Jr.        Chief Accounting Officer
------------------------------
William P. Flory, Jr.            (Principal Accounting Officer and Principal Financial Officer)
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H . Windley
*By: /s/ Jill R. Whitelaw        Attorney-in-Fact
 ---------------------------
  Jill R. Whitelaw

*Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

EXHIBIT INDEX

EXHIBIT NO.
-----------

EX-101.INS    XBRL Instance Document
EX-101.SCH    XBRL Taxonomy Extension Schema Document
EX-101.CAL    XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF    XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase